Accounts Receivables, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at April 1,	$ 9,927	$ 9,830
Addition/(reversal)	1,727		$ (1,618)
Exchange difference in translation	(109)	97
Balance at March 31,	$ 11,545	$ 9,927	$ 9,830